Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16: - SUBSEQUENT EVENTS

a.	On December 31, 2024, the Company’s former Executive Chairman retired from her position. She was succeeded by a member of the Board who assumed the position of Chairman of the Board as of January 1, 2025.

b.	On January 1, 2025, the Company’s Chairman of the Board was granted an additional grant of 17,220 RSUs and 22,960 options for his service as a Chairman, pursuant to a resolution of the Company’s annual general shareholders meeting held on October 15, 2024. The RSUs and options vest over a period of 1.75 years, in equal monthly installments commencing on the grant date. The options have an exercise price of $11.89 per share and expire 10 years from the grant date. See also Note 16a.

c.	On January 7, 2025, the extraordinary general meeting of shareholders approved the compensation terms of the Company’s Chief Executive Officer, including the grant of 180,000 RSUs. The RSUs vest over a period of 4 years, commencing on the grant date.